Schedule of Investments
September 30, 2019
(Unaudited)
Invesco Multi-Asset Inflation Fund
Schedule of Investments in Affiliated and Unaffiliated Issuers–100.23%(a)
	% of Net Assets 09/30/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 09/30/19	Value 09/30/19
Alternative Funds–9.59%
Invesco DB Oil Fund	9.59%	$101,683	$93,301	$(73,657)	$12,229	$(19)	$—	14,116	$133,537
Asset Allocation Funds–5.93%
Invesco Balanced-Risk Commodity Strategy Fund, Class R6	5.93%	121,707	42,799	(83,050)	5,896	(4,800)	—	13,145	82,552
Domestic Equity Funds–17.80%
Energy Select Sector SPDR Fund (The) ETF (b)	3.30%	75,587	28,346	(62,282)	9,570	(5,282)	1,658	776	45,939
Invesco Energy Fund, Class R5	3.25%	75,948	36,768	(70,078)	15,978	(13,289)	—	2,515	45,327
iShares U.S. Consumer Goods ETF (b)	4.17%	91,964	28,197	(77,008)	13,824	1,082	1,312	459	58,059
iShares U.S. Health Care ETF (b)	7.08%	101,435	14,999	(22,936)	2,533	2,653	944	522	98,684
Total Domestic Equity Funds		344,934	108,310	(232,304)	41,905	(14,836)	3,914		248,009
Fixed Income Funds–40.67%
Invesco Emerging Market Flexible Bond Fund, Class R6	4.56%	26,062	53,940	(17,769)	2,213	(873)	665	10,685	63,573
Invesco Floating Rate Fund, Class R6	4.59%	64,210	11,180	(12,918)	1,734	(235)	2,519	8,668	63,971
Invesco Fundamental Investment Grade Corporate Bond ETF	2.03%	—	82,111	(55,262)	795	615	461	1,079	28,259
Invesco High Yield Fund, Class R6	3.90%	58,609	12,833	(20,281)	3,731	(573)	2,567	13,412	54,319
Invesco Income Fund, Class R5	7.37%	81,062	53,742	(36,435)	5,443	(1,179)	3,598	11,756	102,633
Invesco Quality Income Fund, Class R5	4.38%	25,667	57,947	(23,503)	1,601	(714)	1,218	5,165	60,998
Invesco Short Duration Inflation Protected Fund, Class R6	13.84%	192,556	55,575	(59,254)	5,100	(1,250)	3,239	18,730	192,727
Total Fixed Income Funds		448,166	327,328	(225,422)	20,617	(4,209)	14,267		566,480
Foreign Equity Funds–13.97%
Invesco Global Infrastructure Fund, Class R6	3.55%	86,246	25,857	(79,609)	10,938	5,987	603	4,170	49,419
Invesco Gold & Precious Metals Fund, Class Y(c)	5.65%	80,111	26,800	(45,150)	18,564	(1,666)	—	19,232	78,659
Invesco International Growth Fund, Class R6	4.77%	26,287	64,431	(29,996)	6,976	(1,245)	—	1,956	66,453
Total Foreign Equity Funds		192,644	117,088	(154,755)	36,478	3,076	603		194,531
Real Estate Funds–2.56%
Invesco Global Real Estate Income Fund, Class R6	2.56%	87,169	38,179	(98,831)	7,604	1,624	1,870	3,747	35,745
Money Market Funds–9.71%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(d)	3.40%	2,351	137,856	(92,879)	—	—	44	47,328	47,328
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(d)	2.43%	1,679	98,470	(66,343)	—	—	33	33,796	33,806
Invesco Treasury Portfolio, Institutional Class, 1.79%(d)	3.88%	2,687	157,550	(106,148)	—	—	50	54,089	54,089
Total Money Market Funds		6,717	393,876	(265,370)	—	—	127		135,223
TOTAL INVESTMENTS IN Affiliated and Unaffiliated Issuers (Cost $1,340,339)	100.23%	$1,303,020	$1,120,881	$(1,133,389)	$124,729	$(19,164)	$20,781		$1,396,077
OTHER ASSETS LESS LIABILITIES	(0.23)%								(3,269)
NET ASSETS	100.00%								$1,392,808
Investment Abbreviations:
ETF -	Exchange-Traded Fund
SPDR -	Standard & Poor’s Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Inflation Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Not affiliated with Invesco Advisers, Inc.
(c)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from September 30, 2019.
(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Inflation Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of September 30, 2019, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Multi-Asset Inflation Fund